Mortgage Loans Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 9—Mortgage Loans Payable

At December 31, 2014, the Account had outstanding mortgage loans payable secured by the following properties (in millions):

Property	Interest Rate and Payment Frequency(2)	Principal Amounts as of December 31,		Maturity
		2014	2013
Wilshire Rodeo Plaza(4)	5.28% paid monthly	$—	$112.7	April 11, 2014
99 High Street	5.52% paid monthly	185.0	185.0	November 11, 2015
Lincoln Centre	5.51% paid monthly	153.0	153.0	February 1, 2016
Charleston Plaza(1)(4)	5.60% paid monthly	35.5	36.2	September 11, 2016
The Legend at Kierland(4)(5)	4.97% paid monthly	21.8	21.8	August 1, 2017
The Tradition at Kierland(4)(5)	4.97% paid monthly	25.8	25.8	August 1, 2017
Mass Court(4)	2.88% paid monthly	92.6	92.6	September 1, 2019
Red Canyon at Palomino Park(4)(6)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(4)(6)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(4)(6)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows(4)	5.17% paid monthly	44.6	44.6	August 1, 2020
The Corner(4)	4.66% paid monthly	105.0	105.0	June 1, 2021
The Palatine(4)	4.25% paid monthly	80.0	80.0	January 10, 2022
The Forum at Carlsbad(4)	4.25% paid monthly	90.0	90.0	March 1, 2022
The Colorado(4)	3.69% paid monthly	91.7	91.7	November 1, 2022
The Legacy at Westwood(4)	3.69% paid monthly	46.7	46.7	November 1, 2022
Regents Court(4)	3.69% paid monthly	39.6	39.6	November 1, 2022
The Caruth(4)	3.69% paid monthly	45.0	45.0	November 1, 2022
Fourth & Madison(4)	3.75% paid monthly	200.0	200.0	June 1, 2023
1001 Pennsylvania Avenue	3.70% paid monthly	330.0	330.0	June 1, 2023
50 Fremont Street(4)(8)	3.75% paid monthly	200.0	200.0	June 1, 2023
1401 H Street NW(4)(7)	3.65% paid monthly	115.0	109.3	November 5, 2024
780 Third Avenue(4)	3.55% paid monthly	150.0	150.0	August 1, 2025
780 Third Avenue(4)	3.55% paid monthly	20.0	20.0	August 1, 2025
55 Second Street(4)	3.74% paid monthly	137.5	—	October 1, 2026
Publix at Weston Commons(4)	5.08% paid monthly	35.0	35.0	January 1, 2036

Total Principal Outstanding		$2,337.5	$2,307.7
Fair Value Adjustment(3)		36.3	(28.6)

Total mortgage loans payable		$2,373.8	$2,279.1

(1)	The mortgage is adjusted monthly for principal payments.

(2)	Interest rates are fixed, unless stated otherwise.

(3)

The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.

(4)

These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.

(5)	Represents mortgage loans on these individual properties which are held within the Kierland Apartment portfolio.

(6)	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.

(7)	Mortgage loan was refinanced on October 7, 2014 into a 10-year $115.0 million interest only loan at 3.65% with a maturity date of November 5, 2024.

(8)	This property was sold on February 12, 2015.

Principal payment schedule on mortgage loans payable as of December 31, 2014 was as follows (in millions):

Amount
2015	$185.8
2016	188.5
2017	51.9
2018	16.8
2019	112.4
Thereafter	1,782.1

Total maturities	$2,337.5